Securitizations and Variable Interest Entities Textual (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term borrowings, Amount	$ 57,175,000,000	$ 49,091,000,000	$ 55,401,000,000
Accrued expenses and other liabilities	76,668,000,000	77,665,000,000
Long-term Debt	127,379,000,000	125,354,000,000
% of underlying collateral rated as investment grade	83.00%	88.00%
Investment in a single tax credit structure as a percentage of outstanding equity interests	50.00%
Net Gains from Sale of Assets Securitizations	518,000,000	112,000,000	27,000,000
Amount of servicing asset at fair value	11,538,000,000	12,603,000,000
Amount of servicing asset at amortized cost	1,160,000,000	1,408,000,000
Total Loans	1,414,103,000,000	1,311,060,000,000
Delinquent loans	33,900,000,000	35,508,000,000
Asset-specific liquidity facilities as a percentage of funding commitment	102.00%
VIEs that we consolidate, recourse [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Short-term borrowings, Amount	2,100,000,000	3,400,000,000
Accrued expenses and other liabilities	767,000,000	963,000,000
Long-term Debt	29,000,000	30,000,000
FNMA, FHLMC and GNMA [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Total Loans	1,300,000,000,000	1,200,000,000,000
Delinquent loans	17,400,000,000	19,700,000,000
Residential Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	517,300,000,000	329,100,000,000	379,000,000,000
Amount of servicing asset at amortized cost			400,000,000
Servicing asset, total			4,500,000,000
Commercial Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount transferred related to mortgages to unconsolidated VIE	3,400,000,000	3,000,000,000	336,000,000
Gain Loss on Transfer of Unconsolidated VIE Debt Investments	178,000,000	48,000,000	23,000,000
Loans [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	6,400,000,000	6,200,000,000
Available for sale Securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	179,000,000	316,000,000
Cash and cash equivalents [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity	138,000,000	154,000,000
Level 3 [Member] | Residential Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount of servicing asset at fair value	4,900,000,000	4,000,000,000	4,100,000,000
Amount of liability for repurchase reserves at fair value	274,000,000	101,000,000	144,000,000
Level 3 [Member] | Commercial Mortgage [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Amount of servicing asset at fair value	13,000,000	20,000,000
Equity Interests [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Total equity interest	5,800,000,000	4,500,000,000
Long-term debt [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Private placement debt financing	6,000,000,000	6,000,000,000
Commercial Mortgage Servicing [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Fair value of interests held	1,400,000,000	1,400,000,000
Decrease in fair value from 25% adverse change	139,000,000	219,000,000
Trust Preferred Securities [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Trust Preferred Securities Notice Redeemed During Period, Value	2,700,000,000
Trust Preferred Securities [Member] | Preferred stock [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - equity	2,500,000,000	2,500,000,000
Trust Preferred Securities [Member] | Junior Subordinated Debt [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Carrying value - asset (liability)	(4,900,000,000)	(7,600,000,000)
Other Investments [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Securities Available for sale Portfolio of ARS issued by VIEs	329,000,000	624,000,000
Legacy Wachovia [Member]
Securitizations and Variable Interest Entities (Textual) [Abstract]
Securities Available for sale Portfolio of ARS issued by VIEs	$ 357,000,000	$ 643,000,000